Acquisitions, Disposals, and Related Items Acquisitions, Disposals, and Related Items (Details) - USD ($) $ in Millions						3 Months Ended	12 Months Ended
	Aug. 10, 2016	Jun. 01, 2016	Jul. 01, 2015	May 12, 2014	Feb. 01, 2014	Oct. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Sep. 19, 2016
Significant Acquisitions and Disposals [Line Items]
Investment and business acquisitions, net of cash acquired							$ 2,463	$ 0	$ 0
Goodwill							17,037	16,695	18,102
Proceeds from the disposal of certain operations							662	246	671
Purchase of available for sale securities							$ 1,901	$ 0	0
Purchase of interests of noncontrolling interest									$ 1,491
Yihaodian
Significant Acquisitions and Disposals [Line Items]
Gain (Loss) on Disposition of Assets		$ 535
Purchase of interests of noncontrolling interest			$ 760
JD.com [Member]
Significant Acquisitions and Disposals [Line Items]
Available for Sale Securities, Percent							5.00%
Purchase of available for sale securities						$ 1,900
Aggregate Ownership, Percent							10.00%
Walmart Chile [Member]
Significant Acquisitions and Disposals [Line Items]
Purchase of interests of noncontrolling interest					$ 1,500
Sale of stock, percentage of ownership after transaction					99.70%
Suburbia [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from the disposal of certain operations	$ 1,000
Disposal Group, Including Discontinued Operation, Assets, Current						634
Disposal Group, Including Discontinued Operation, Liabilities, Current						$ 180
Yihaodian
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Divestiture, Type of Consideration Received		Class A ordinary shares
Noncash or Part Noncash Divestiture, Amount of Consideration Received		$ 1,500
Noncash or Part Noncash Acquisition, Interest Acquired		5.00%
Vips Restaurant [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from the disposal of certain operations				$ 671
Net gain on disposition of business				$ 262
Jet.com [Member]
Significant Acquisitions and Disposals [Line Items]
Investment and business acquisitions, net of cash acquired							$ 2,400
Goodwill										$ 1,700
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill										$ 600
Additional compensation over five year period							$ 800